Form 5500, Schedule H, Line 4(a) (Details) - EBP 031 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	34-1538688
Plan number	031
Participant Contributions Transferred Late to the Plan	$ 24,934	$ 7,750
Contributions Not Corrected	0	0
Contributions Corrected Outside Voluntary Fiduciary Correction Program	24,934	7,750
Contributions Pending Correction in Voluntary Fiduciary Correction Program	0	0
Total Fully Corrected Under Voluntary Fiduciary Correction Program and PTE 2002-51	0	0
2024 Correction Period
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan		1,589
2025 Correction Period
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan	17,780	$ 6,161
2026 Correction Period
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan	$ 7,154